Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2022
Parent Company Only Condensed Financial Information
Condensed balance sheets of parent company

	As of December 31,
	2021	2022
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	14,762,875	974,224
Time deposits and short-term investments	7,020,662	2,195,952
Amounts due from subsidiaries of the Group	23,763,053	47,993,884
Prepayments and other current assets	10,211	3,132
Total current assets	45,556,801	51,167,192
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries	890,788	—
Long-term investments	28,452	12,968
Property, plant and equipment, net	—	18
Total non-current assets	919,240	12,986
Total assets	46,476,041	51,180,178
LIABILITIES
Current liabilities:
Short-term borrowings	—	6,965
Accruals and other current liabilities	13,798	59,533
Total current liabilities	13,798	66,498
Non-current liabilities:
Long-term borrowings	5,397,941	6,254,979
Total non-current liabilities	5,397,941	6,254,979
Total liabilities	5,411,739	6,321,477
SHAREHOLDERS’ EQUITY
Class A Ordinary Shares	1,176	1,188
Class B Ordinary Shares	235	235
Treasury shares	(89)	(84)
Additional paid-in capital	49,390,486	53,869,322
Accumulated other comprehensive loss	(1,521,871)	(194,110)
Accumulated deficit	(6,805,635)	(8,817,850)
Total shareholders' equity	41,064,302	44,858,701
Total liabilities and shareholders' equity	46,476,041	51,180,178

Condensed statements of comprehensive loss of parent company

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Operating expenses:
Selling, general and administrative	(9,424)	(27,288)	(35,642)
Research and development	—	(852)	(629)
Total operating expenses	(9,424)	(28,140)	(36,271)
Loss from operations	(9,424)	(28,140)	(36,271)
Other income/(expense)
Interest expense	—	(21,369)	(43,096)
Interest income and investment income, net	111,290	283,737	190,528
Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries	(520,093)	(563,106)	(2,300,538)
Change in fair value of warrants and derivative liabilities	272,327	—	—
Others, net	(5,757)	7,423	177,165
Loss before income tax expense	(151,657)	(321,455)	(2,012,212)
Income tax expense	—	—	(3)
Net loss	(151,657)	(321,455)	(2,012,215)
Accretion on convertible redeemable preferred shares to redemption value	(651,190)	—	—
Effect of exchange rate changes on convertible redeemable preferred shares	10,862	—	—
Net loss attributable to ordinary shareholders of Li Auto Inc.	(791,985)	(321,455)	(2,012,215)
Net loss	(151,657)	(321,455)	(2,012,215)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment, net of tax	(1,020,728)	(516,687)	1,327,761
Total comprehensive loss, net of tax	(1,172,385)	(838,142)	(684,454)

Condensed statements of cash flows of parent company

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	109,961	367,063	450,517
CASH FLOWS FROM INVESTING ACTIVITIES
Payments to, and investments in subsidiaries, VIEs and VIEs' subsidiaries	(10,006,889)	(10,157,678)	(23,397,234)
Placement of time deposits	—	(298,284)	—
Redemption of time deposits	463,527	297,654	—
Placement of short-term investments	(75,367,086)	(173,133,568)	(2,609,767)
Redemption of short-term investments	60,452,428	180,386,757	8,036,663
Purchase of property, plant and equipment and intangible assets	—	—	(25)
Net cash used in investing activities	(24,458,020)	(2,905,119)	(17,970,363)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings and long-term borrowings	—	—	669,913
Repayment of long-term borrowings	—	—	(349,163)
Proceeds from issuance of convertible redeemable preferred shares, net of issuance costs	3,851,034	—	—
Proceeds from issuance of convertible debts	—	5,533,238	—
Proceeds from IPOs and concurrent private placements, net of issuance cost	11,034,685	11,004,778	—
Proceeds from follow-on offering, net of issuance costs	9,990,955	—	—
Proceeds from exercise of share options	—	1,139	6,728
Proceeds from issuance of ordinary shares	—	70	2,462,300
Net cash provided by financing activities	24,876,674	16,539,225	2,789,778
Effects of exchange rate changes on cash and cash equivalents	(20,248)	(387,668)	941,417
Net increase in cash, cash equivalents	508,367	13,613,501	(13,788,651)
Cash, cash equivalents at beginning of the year	641,007	1,149,374	14,762,875
Cash, cash equivalents at end of the year	1,149,374	14,762,875	974,224